REDEEMABLE PREFERRED SHARES - Extinguishment (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended				4 Months Ended		12 Months Ended
	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) ¥ / shares shares	Mar. 31, 2011 $ / shares	Mar. 31, 2011 ¥ / shares	Jan. 31, 2007 $ / shares	Jan. 31, 2007 ¥ / shares	Dec. 22, 2014 USD ($) item $ / shares shares	Dec. 22, 2014 CNY (¥) item ¥ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 22, 2014 CNY (¥)	Aug. 13, 2014 CNY (¥)
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Carrying amount | ¥									¥ 2,395,314
Shares exchanged							35,393,262	35,393,262
Series A
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	23,533,064	23,533,064
Carrying amount | ¥									107,428
Shares exchanged							10,081,891	10,081,891
Purchase price per share | (per share)					$ 0.3636	¥ 2.8279
Series A*
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	5,503,899	5,503,899
Carrying amount | ¥									39,575
Shares exchanged							1,729,161	1,729,161
Series B
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	8,413,412	8,413,412
Carrying amount | ¥									16,789
Shares exchanged							560,105	560,105
Purchase price per share | (per share)			$ 0.7792	¥ 5.1087
Series B1
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	13,209,358	13,209,358
Carrying amount | ¥									80,148
Series B2
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	9,964,954	9,964,954
Carrying amount | ¥									67,419
Series B3
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	5,463,340	5,463,340
Series B4
REDEEMABLE PREFERRED SHARES
Number of shares repurchased	8,961,143	8,961,143
Carrying amount | ¥									87,477
Series B5
REDEEMABLE PREFERRED SHARES
Difference between repurchase price or fair value and carrying amount							$ 4,812	¥ 29,615
Carrying amount | ¥									258,038
Number of shares sold by holders							35,393,262	35,393,262
Purchase price per share | (per share)							$ 1.0365	¥ 6.3779
Total cash consideration							$ 36,685	¥ 225,198
Number of investor | item							1	1
Series C
REDEEMABLE PREFERRED SHARES
Minimum holding of issued share capital	40.00%	40.00%
Carrying amount | ¥									1,738,440
Purchase price per share | (per share)	$ 1.0365	¥ 6.3779
Total cash consideration	$ 247,238	¥ 1,521,295
Exchanged Shares
REDEEMABLE PREFERRED SHARES
Carrying amount							$ 31,873				¥ 195,583
Series A, Series A*, Series B, Series B1, Series B2, Series B3 and Series B4
REDEEMABLE PREFERRED SHARES
Repurchase price per share | (per share)	$ 1.0365	¥ 6.3779
Repurchase cash consideration	$ 77,790	¥ 478,666
Amount paid for shares repurchased | ¥									¥ 23,300	¥ 455,366
Difference between repurchase price or fair value and carrying amount	12,497	¥ 76,900
Carrying amount	$ 65,293											¥ 401,766
Series B*
REDEEMABLE PREFERRED SHARES
Shares exchanged							23,022,105	23,022,105